Biological assets (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about biological assets [abstract]
Disclosure of reconciliation of changes in biological assets [text block]

	06/30/2024	12/31/2023
Opening balance	18,278,582	14,632,186
Additions	3,459,209	5,777,952
Depletions	(2,360,381)	(3,680,997)
Transfers	94,061	(136,297)
Gain on fair value adjustments	539,003	1,989,831
Disposals	(122,655)	(128,370)
Write-offs	(86,071)	(175,723)
Closing balance	19,801,748	18,278,582

Schedule of Assumptions Used for Calculation of Fair Value of Biological Assets

	06/30/2024	12/31/2023
Planted useful area (hectare)	1,150,075	1,094,611
Mature assets	172,457	144,942
Immature assets	977,618	949,669
Average annual growth (IMA) – m3/hectare/year	39.11	37.92
Average gross sale price of eucalyptus – R$/m3	103.41	96.04
Discount rate (post-tax)	8.60%	8.80%

Disclosure of Gains Losses On Fair Value Adjustment Biological Assets

	06/30/2024	12/31/2023
Physical changes and discount rate (1)	258,678	1,575,017
Price	280,325	414,814
	539,003	1,989,831